Vessels - Sale and Leaseback (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Operating Lease Right Of Use Asset	$ 25,351		$ 25,351		$ 29,300	$ 0
Obligation under operating lease	$ 25,351		$ 25,351		$ 29,300
Incremental borrowing rate	5.45%		5.45%
Weighted average remaining lease term	3 years 5 months 25 days		3 years 5 months 25 days
Current portion of operating lease	$ 7,741		$ 7,741			0
Non-current portion of operating lease	17,610		17,610			0
Sublease Income	2,300	$ 2,200	5,400	$ 4,300
Long-term lease receivable	13,000		13,000			$ 13,000
Vessels held for sale, fair value	94,560		$ 94,560
Eurochampion 2004 and Euronike
Property Plant And Equipment [Line Items]
Sale Leaseback Transaction, Date			Dec. 21, 2017
Sale and leaseback terms			5 years
Sale and leaseback other information			3 one-year option periods
Eurochampion 2004
Property Plant And Equipment [Line Items]
Net sale price			$ 32,600
Long-term lease receivable	6,500		6,500
Euronike
Property Plant And Equipment [Line Items]
Net sale price			32,600
Long-term lease receivable	$ 6,500		$ 6,500